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Alliance
Government
Reserves

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            Alliance Capital {LOGO](R)

Annual Report
June 30, 2000

LETTER TO SHAREHOLDERS                              Alliance Government Reserves
================================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Government Reserves Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000 -- some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Government Reserves Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                                       Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                  Yield                 Value
--------------------------------------------------------------------------------

           U.S. GOVERNMENT
           AGENCIES - 58.8%
           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION - 22.6%
$ 10,000   5.05%, 11/22/00 MTN...............        6.24%        $    9,954,316
  25,500   5.89%, 12/22/00 MTN...............        6.35             25,444,607
  25,500   5.90%, 12/01/00 MTN...............        6.15             25,473,851
  45,000   5.92%, 12/07/00 MTN...............        6.11             44,963,248
  10,000   6.36%, 8/16/00....................        5.76             10,007,281
 139,000   6.82%, 7/17/00 FRN................        6.87            138,996,970
 158,000   7.00%, 5/17/01....................        6.98            158,033,522
  44,000   7.28%, 5/25/01 MTN................        7.28             44,000,000
  30,000   9/21/00...........................        6.30             29,581,117
  44,000   7/19/00...........................        6.44             43,858,980
  94,000   8/10/00...........................        6.48             93,329,467
 100,000   8/22/00...........................        6.50             99,069,778
  82,500   12/28/00..........................        6.51             79,814,625
  93,500   9/07/00...........................        6.55             92,359,092
  37,500   8/03/00...........................        6.57             37,277,594
  93,500   9/14/00...........................        6.57             92,239,698
  94,000   9/21/00...........................        6.58             92,613,631
 171,000   9/28/00...........................        6.62            168,420,213
  40,000   11/02/00..........................        6.73             39,105,822
                                                                  --------------
                                                                   1,324,543,812
                                                                  --------------
           FEDERAL HOME
           LOAN BANK - 18.9%
  32,000   5.48%, 7/13/00....................        5.58             31,998,993
  45,000   5.56%, 7/14/00....................        5.57             44,999,616
  23,435   5.56%, 7/14/00....................        5.85             23,432,037
  46,500   6.05%, 11/03/00...................        6.06             46,498,888
  87,000   6.37%, 7/28/00 FRN................        6.46             86,994,224
  94,000   6.40%, 2/09/01 MTN................        6.42             93,986,884
  85,000   6.50%, 2/15/01 MTN................        6.59             84,952,401
  94,000   6.56%, 10/06/00 FRN...............        6.63             93,982,957
  94,000   6.63%, 10/16/00 FRN...............        6.77             93,971,865
  90,000   6.75%, 5/04/01....................        7.15             89,721,359
  40,000   9/15/00...........................        6.30             39,482,356
 135,000   7/12/00...........................        6.43            134,736,000
 117,418   6.50%, 7/21/00....................        6.50            116,995,947
 100,000   6.59%, 9/20/00....................        6.59             98,539,750
  30,000   6.60%, 9/27/00....................        6.60             29,524,067
                                                                  --------------
                                                                   1,109,817,344
                                                                  --------------
           FEDERAL HOME
           LOAN MORTGAGE
           CORP. - 11.3%
  45,000   5.99%, 12/06/00 MTN...............        6.15%            44,969,113
  38,000   7/11/00...........................        6.44             37,932,339
 134,000   7/18/00...........................        6.44            133,594,389
  64,000   7/27/00...........................        6.49             63,701,405
 188,000   7/25/00...........................        6.50            187,189,093
  90,000   8/01/00...........................        6.50             89,501,675
  25,000   8/03/00...........................        6.57             24,851,729
  82,500   9/28/00...........................        6.62             81,172,231
                                                                  --------------
                                                                     662,911,974
                                                                  --------------
           STUDENT LOAN
           MARKETING
           ASSOCIATION - 6.0%
  89,000   6.52%, 11/17/00 FRN...............        6.59             88,976,340
  82,000   6.54%, 8/10/00 FRN................        6.57             81,997,311
  94,000   6.54%, 10/12/00 FRN...............        6.65             93,971,565
  89,000   6.54%, 11/15/00 FRN...............        6.59             88,983,676
                                                                  --------------
                                                                     353,928,892
                                                                  --------------
           Total U.S. Government
           Agencies
           (amortized cost
           $3,451,202,022)...................                      3,451,202,022
                                                                  --------------
           REPURCHASE
           AGREEMENTS - 40.9%
           Bank of America
 275,000   6.53%, dated 6/29/00,
           due 7/20/00 in the
           amount of $276,047,521
           (cost $275,000,000;
           collateralized by
           $309,800,000 FNMA 535063,
           6.50%, 12/01/14,
           value $285,996,007) (a)...........        6.53            275,000,000

                                                    Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                  Yield                 Value
--------------------------------------------------------------------------------

           Chase Securities, Inc.
$300,000   6.55%, dated 6/28/00,
           due 7/13/00 in the amount of
           $300,818,750 (cost
           $300,000,000; collateralized
           by $237,450,000 FNMA 492273,
           7.113%, 9/01/34, value
           $178,111,408, $30,879,897
           FNMA 452229, 6.00%, 3/01/29,
           value $26,347,531,
           $71,280,700 FHARM 420263,
           6.328, 10/01/24, value
           $24,863,323, $41,442,000
           FHARM 420345, 7.40%,
           10/01/37, value $24,466,197,
           $46,472,000 FHARM 420273,
           6.328%, 1/01/35, value
           $16,334,583, $50,000,000
           FHARM 390274, 6.217%,
           4/01/31, value $13,353,751,
           $31,743,211 FHARM 420267,
           6.452%, 12/01/24, value
           $12,558,787, $19,266,000
           FHARM 390345, 6.252%,
           12/01/34, value $7,770,814
           and $5,680,000 FHARM E00543,
           6.00%, 4/01/13, value
           $4,268,931) (a)...................        6.55%        $  300,000,000

           First Boston Corp.
 300,000   6.46%, dated 6/21/00, due
           7/06/00 in the amount of
           $300,807,500 (cost
           $300,000,000;
           collateralized by
           $94,771,000 GNMA 280133,
           7.00%, 11/20/27,
           value $59,586,144,
           $105,426,952 GNMA I 28375,
           7.375%, 2/20/24,
           value $33,908,102,
           $98,450,000 GNMA 280024,
           7.125%, 12/20/26,
           value $27,576,375,
           $101,000,000 GNMA 280012,
           7.125%, 11/20/26,
           value $27,983,161,
           $83,000,000 GNMA 28530,
           7.125%, 10/20/24,
           value $26,852,483,
           $44,556,004 GNMA 780032,
           6.50%, 8/15/24,
           value $26,037,179,
           $26,639,693 FNMA 323739,
           6.50%, 5/01/04,
           value $19,548,847,
           $50,000,000 FNMA 313332,
           8.50%, 11/01/11,
           value $16,020,377,
           $50,000,000 FNMA 313278,
           8.50%, 8/01/11,
           value $15,480,480,
           $47,143,702 FNMA 238811,
           7.251%, 5/01/25,
           value $14,808,602,
           $40,975,214 FNMA 296171,
           7.854%, 6/01/24,
           value $13,723,982,
           $37,210,685 FHMA A01661,
           9.00%, 1/01/17,
           value $12,489,865 and
           $48,257,061 FNMA 340183,
           8.00%, 8/01/10,
           value $12,372,369)................        6.46            300,000,000

           Goldman Sachs & Co.
 250,000   6.55%, dated 6/27/00,
           due 7/11/00 in the
           amount of $250,636,806
           (cost $250,000,000;
           collateralized by
           $302,028,000 FNMA 323541,
           6.00%, 2/01/29,
           value $257,330,096) (a)...........        6.55            250,000,000

           Merrill Lynch & Co., Inc.
  78,000   6.45%, dated 6/19/00,
           due 7/10/00 in the
           amount of $78,293,475
           (cost $78,000,000;
           collateralized by
           $35,474,886 FHARM 786284,
           6.036%, 4/01/28,
           value $19,996,312,
           $50,000,000 FNMA 299468,
           7.018%, 10/01/24,
           value $17,773,590,
           $50,000,000 FHARM 755230,
           8.261%, 8/01/34,
           value $15,613,157,

STATEMENT OF NET ASSETS (continued)                 Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                  Yield                 Value
--------------------------------------------------------------------------------

           $21,289,000 FHARM 846670,
           7.81%, 9/01/30,
           value $14,788,312 and
           $30,722,123 FNMA 66426,
           6.219%, 1/01/17,
           value $12,508,762) (b)............        6.45%        $   78,000,000

           Morgan Stanley Dean Witter
$250,000   6.63%, dated 6/27/00,
           due 7/05/00 in the amount of
           $250,368,333 (cost
           $250,000,000; collateralized
           by $99,550,066 FNMA 323908,
           6.00%, 9/01/29, value
           $88,124,044, $90,000,000
           FNMA 323573, 7.50%, 1/01/29,
           value $63,546,117,
           $56,759,512 FNMA 323715,
           6.00%, 5/01/29, value
           $49,133,704, $46,636,622
           FNMA 323821, 6.00%, 7/01/29,
           value $40,891,846 and
           $17,430,000 FNMA 323990,
           6.00%, 10/01/29, value
           $15,511,894)......................        6.63            250,000,000

           PaineWebber, Inc.
 170,000   6.47%, dated 6/16/00,
           due 7/07/00 in the
           amount of $170,641,608
           (cost $170,000,000;
           collateralized by
           $84,701,727 GNMA 781038,
           6.50%, 5/15/29,
           value $76,633,804,
           $43,063,222 GNMA 781029,
           6.50%, 5/15/29,
           value $38,627,619,
           $38,265,944 FNMA 323812,
           6.00%, 7/01/29,
           value $33,573,794,
           $19,875,155 FNMA 456450,
           6.50%, 1/01/29,
           value $17,144,576 and
           $8,921,000 FNMA 323748,
           6.50%, 4/01/14,
           value $7,695,064).................        6.47            170,000,000

           Paribas Corp.
 250,000   6.85%, dated 6/30/00,
           due 7/03/00 in the
           amount of $250,142,708
           (cost $250,000,000;
           collateralized by
           $100,000,000 FNMA 31359,
           value $95,381,000,
           $50,000,000 FNMA 313588,
           value $48,884,000,
           $50,000,000 FNMA 313588,
           value $49,239,000 and
           $62,345,000 FMDN 313396,
           value $61,817,000)................        6.85%           250,000,000

           Prudential Securities, Inc.
 175,000   6.46%, dated 6/19/00,
           due 7/10/00 in the
           amount of $175,659,458
           (cost $175,000,000;
           collateralized by
           $49,785,000 FHLB C11509,
           6.50%, 6/01/28,
           value $39,115,980,
           $39,058,000 FNMA 535340,
           7.641%, 12/01/26,
           value $39,727,627,
           $50,000,000 FHLB G01033,
           8.50%, 12/01/28,
           value $34,688,705,
           $37,161,537 FHLB C22214,
           6.50%, 2/01/29,
           value $31,263,032,
           $36,333,430 FHLB G00748,
           7.00%, 8/01/27,
           value $20,607,679 and
           $25,095,000 FNMA 313713,
           6.50%, 9/01/12,
           value $14,854,619) (a)............        6.46            175,000,000

           Prudential Securities, Inc.
 120,000   6.55%, dated 6/28/00,
           due 7/14/00 in the
           amount of $120,349,333
           (cost $120,000,000;
           collateralized by
           $50,000,000 FHLB G01014,
           6.50%, 12/01/28,
           value $43,369,979,
           $50,000,000 FHLB C00560,
           7.00%, 9/01/28,
           value $39,635,738,
           $30,000,000 FHLB C36430,
           7.50%, 2/01/30,
           value $29,371,892 and
           $14,022,000 FGLMC C19397,

                                                    Alliance Government Reserves
================================================================================

Principal
 Amount
  (000)    Security                                  Yield                 Value
--------------------------------------------------------------------------------

           6.50%, 12/01/28,
           value $11,365,368) (a)............        6.55%        $  120,000,000

           SBC Warburg
$200,000   6.70%, dated 6/30/00,
           due 7/05/00 in the amount of
           $200,186,111 (cost
           $200,000,000; collateralized
           by $125,000,000 FNMA,
           11/30/00, value $125,923,750
           and $80,990,000 FHLMC, 6.75%,
           9/15/29, value $79,066,488).......        6.70            200,000,000

           State Street Bank and
           Trust Co.
  30,500   6.50%, dated 6/30/00,
           due 7/03/00 in the
           amount of $30, 516,521
           (cost $30,500,000;
           collateralized by
           $30,655,000 FHLB,
           6.315%, 8/24/01,
           value $31,114,825.................        6.50             30,500,000
                                                                  --------------
           Total Repurchase
           Agreements
           (amortized cost
           $2,398,500,000)...................                      2,398,500,000
                                                                  --------------
           TOTAL INVESTMENTS - 99.7%
           (amortized cost
           $5,849,702,022)...................                     $5,849,702,022
           Other assets less
           liabilities - 0.3%..........                               17,148,802
                                                                  --------------
           NET ASSETS - 100%
           (offering and redemption
           price of $1.00 per share;
           5,867,635,356 shares
           outstanding)......................                     $5,866,850,824
                                                                  ==============

--------------------------------------------------------------------------------

(a)   Repurchase agreements which are terminable within 7 days.

(b) Funding Agreements which are illiquid securities and subject to restrictions as to resale. This security amounted to $78,000,000, representing 1.3% of net assets (see Note A).

      Glossary of Terms:

      FGLMC -  Federal Home Loan Mortgage Corp. - Gold
      FHLB  -  Federal Home Loan Bank
      FHLMC -  Federal Home Loan Mortgage Corp.
      FHARM -  Federal Home Adjustable Rate Mortgage
      FMDN  -  Federal Mortgage Discount Note
      FNMA  -  Federal National Mortgage Association
      FRN   -  Floating Rate Note
      GNMA  -  Government National Mortgage Association
      MTN   -  Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000                            Alliance Government Reserves
================================================================================

INVESTMENT INCOME
    Interest .......................................                      $   363,619,655
EXPENSES
    Advisory fee (Note B) ..........................   $    29,460,152
    Distribution assistance and administrative
      service (Note C) .............................        27,854,606
    Transfer agency (Note B) .......................         5,348,198
    Printing .......................................           989,661
    Registration fees ..............................           661,955
    Custodian fees .................................           585,746
    Audit and legal fees ...........................            78,218
    Trustees' fees .................................            14,597
    Miscellaneous ..................................            37,808
                                                       ---------------
    Total expenses .................................        65,030,941
    Less: expense reimbursement ....................        (1,675,047)
                                                       ---------------
    Net expenses ...................................                           63,355,894
                                                                          ---------------
    Net investment income ..........................                          300,263,761
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions ...                               50,388
                                                                          ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........                      $   300,314,149
                                                                          ===============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                         Year Ended         Year Ended
                                                        June 30, 2000      June 30, 1999
                                                       ===============    ===============
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ..........................   $   300,263,761    $   239,224,535
    Net realized gain on investment transactions ...            50,388             33,882
                                                       ---------------    ---------------
    Net increase in net assets from operations .....       300,314,149        239,258,417
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ..........................      (300,263,761)      (239,224,535)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E) ..........................       283,734,739        674,320,941
                                                       ---------------    ---------------
    Total increase .................................       283,785,127        674,354,823
NET ASSETS
    Beginning of period ............................     5,583,065,697      4,908,710,874
                                                       ---------------    ---------------
    End of period ..................................   $ 5,866,850,824    $ 5,583,065,697
                                                       ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2000, the reimbursement amounted to $1,675,047.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,064,697 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $10,936 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                                         Alliance Government Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $15,838,974. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $12,015,632, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000 the Portfolio had a capital loss carryforward of $784,532, of which $232,557 expires in 2002 and $551,975 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $50,388 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2000, capital paid-in aggregated $5,867,635,356. Transactions, all at $1.00 per share, were as follows:

                                                 Year Ended       Year Ended
                                                  June 30,         June 30,
                                                    2000             1999
                                               ==============    ==============
Shares sold ................................    6,421,005,501     5,844,469,091
Shares issued on reinvestments of dividends       300,263,761       239,224,535
Shares redeemed ............................   (6,437,534,523)   (5,409,372,685)
                                               --------------    --------------
Net increase ...............................      283,734,739       674,320,941
                                               ==============    ==============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                             Year Ended June 30,
                                                       ===========================================================
                                                        2000          1999          1998          1997       1996
                                                       ======        ======        ======        ======     ======
Net asset value, beginning of period ...............   $ 1.00        $ 1.00        $ 1.00        $ 1.00     $ 1.00
                                                       ------        ------        ------        ------     ------
Income from Investment Operations
Net investment income ..............................      047(a)       .042(a)       .046(a)       .044       .046(a)
                                                       ------        ------        ------        ------     ------
Less: Dividends
Dividends from net investment income ...............    (.047)        (.042)        (.046)        (.044)     (.046)
                                                       ------        ------        ------        ------     ------
Net asset value, end of period .....................   $ 1.00        $ 1.00        $ 1.00        $ 1.00     $ 1.00
                                                       ======        ======        ======        ======     ======
Total Return
Total investment return based on net asset value (b)     4.82%         4.27%         4.74%         4.53%      4.72%

Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $5,867        $5,583        $4,909        $3,762     $3,205
Ratios to average net assets of:
    Expenses, net of waivers and reimbursements ....     1.00%         1.00%         1.00%         1.00%      1.00%
    Expenses, before waivers and reimbursements ....     1.03%         1.02%         1.01%         1.00%      1.01%
    Net investment income ..........................     4.74%(a)      4.18%(a)      4.63%(a)      4.44%      4.60%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                   Alliance Government Reserves
================================================================================

To the Board of Trustees and Shareholders of Alliance Government Reserves Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Government Reserves Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                                    Alliance Government Reserves
================================================================================

Alliance Government Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Williams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Government Reserves                                     ---------------
1345 Avenue of the Americas, New York, NY 10105                   U.S. POSTAGE
Toll free 1 (800) 221-5672                                            PAID
                                                                  New York, NY
Yields. For current recorded yield information on Alliance       Permit No. 7131
Government Reserves, call on a touch-tone telephone toll-free    ---------------
(800) 251-0539 and press the following sequence of keys:

- - - - - - -
* * 1 2 2 5 #
- - - - - - -

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRAR600